Employee costs and share plans for employees, Employee numbers (Details) - employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical location
Average number of employees	60,000	61,500	60,100
Number of employees	61,100	59,700	61,500
UK
Disclosure of geographical location
Average number of employees	6,900	7,000	7,100
Continental Europe
Disclosure of geographical location
Average number of employees	14,500	14,700	14,800
The Americas
Disclosure of geographical location
Average number of employees	16,300	17,800	17,500
Asia, Africa And Australasia
Disclosure of geographical location
Average number of employees	22,300	22,000	20,700